Borrowings and Derivative Liabilities - Schedule of Fair Value of the Derivative Liability (Details) - USD ($) $ in Thousands	Mar. 29, 2026		Dec. 28, 2025		Dec. 29, 2024
Convertible July 2024 Notes [Member] | July 2024 Notes [Member]
Schedule of Fair Value of the Derivative Liability [Line Item]
Principal amount	$ 55,566	[1]	$ 56,801	[1]	$ 59,587
Less Unamortized debt discount	(15,709)		(16,201)		(16,990)
Total carrying amount	39,857		40,600		42,597
Convertible July 2025 Note [Member] | July 2025 Note – related party [Member]
Schedule of Fair Value of the Derivative Liability [Line Item]
Principal amount	5,000		5,000		5,000
Less Unamortized debt discount	(3,481)		(3,557)		(3,557)
Total carrying amount	1,519		1,443		1,443
Convertible July 2025 Note [Member] | November 2025 Note – related party [Member]
Schedule of Fair Value of the Derivative Liability [Line Item]
Principal amount					2,000
Less Unamortized debt discount					(1,509)
Total carrying amount					491
Convertible September 2024 Notes [Member] | September 2024 Notes [Member]
Schedule of Fair Value of the Derivative Liability [Line Item]
Principal amount	62,543		65,293		79,800
Less Unamortized debt discount	(43,797)		(48,615)		(73,688)
Total carrying amount	18,746		16,678		$ 6,112
Convertible September 2025 Notes [Member] | September 2025 Notes [Member]
Schedule of Fair Value of the Derivative Liability [Line Item]
Principal amount	22,000		22,000
Less Unamortized debt discount	(18,425)		(18,646)
Total carrying amount	$ 3,575		$ 3,354

[1]	Includes capitalized coupon interest of $7.5 million and $8.6 million as of March 29, 2026 and December 28, 2025, respectively, and capitalized contingent interest of $2.0 million and $2.2 million as of March 29, 2026 and December 28, 2025, respectively.